Provisions - Schedule (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 29.0
Additional provision in the period	15.6
Release of provision	(2.3)
Utilization of provision	(11.1)
Foreign exchange	0.1
Other provisions at end of period	31.3
Current	30.0	€ 27.6
Non-current	1.3	1.4
Provisions	31.3	€ 29.0
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	12.3
Additional provision in the period	13.8
Release of provision	(1.2)
Utilization of provision	(9.7)
Foreign exchange	0.0
Other provisions at end of period	15.2
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.3
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	7.3
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	9.4
Additional provision in the period	1.8
Release of provision	(1.1)
Utilization of provision	(1.4)
Foreign exchange	0.1
Other provisions at end of period	€ 8.8